Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended						3 Months Ended	12 Months Ended
	Mar. 30, 2023	Aug. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 22, 2023	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)						25,000,000			25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)						$ 1			$ 1	$ 1	$ 1
Common stock, share authorized (in shares)						725,000,000			725,000,000	725,000,000	725,000,000
Common stock, par value (in dollars per share)						$ 0.001			$ 0.001	$ 0.001	$ 0.001
Common stock, share issued (in shares)									102,077,387	101,571,141
Preferred stock, share issued (in shares)									0
Common Stock, Shares, Outstanding									98,318,395	101,571,141
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized			5,000,000
Accumulated deficit									$ (396,605)	$ (513,242)
Treasury Stock, Shares									3,758,992	0
Preferred Stock, Shares Outstanding									0
August 2022 Stock Repurchase Program
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount		$ 30,000
Treasury Stock, Common, Value									$ 15,300
Treasury Stock Acquired, Average Cost Per Share									$ 4.07
Treasury Stock, Shares, Acquired									3,800,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount									$ 14,700
Subsequent Events | March 2023 Stock Repurchase Program
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount												$ 30,000
Treasury Stock, Common, Value	$ 100
Treasury Stock Acquired, Average Cost Per Share	$ 6.04
Treasury Stock, Shares, Acquired	14,112
Subsequent Events | August 2022 Stock Repurchase Program
Class of Stock [Line Items]
Treasury Stock, Common, Value								$ 14,700
Treasury Stock Acquired, Average Cost Per Share								$ 5.44
Treasury Stock, Shares, Acquired								2,700,000
Teekay Parent [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding									98,318,395	101,571,141
Continuous Offering Program
Class of Stock [Line Items]
Common stock, share issued (in shares)									0
Sale of Stock, Offering Amount						$ 65,000
Thousands of Shares of Common Stock Outstanding
Class of Stock [Line Items]
Common Stock, Shares, Outstanding						101,109,000			98,318,000	101,571,000	101,109,000		100,784,000
Treasury Stock, Shares, Acquired									3,759,000
Thousands of Shares of Common Stock Outstanding | August 2022 Stock Repurchase Program
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value		35,800
Retained Earnings
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value		20,420
Retained Earnings | August 2022 Stock Repurchase Program
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value		$ 20,400
Common Class A | Teekay Tankers
Class of Stock [Line Items]
Common Stock, Shares, Outstanding				500,000						400,000
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value									$ 1,700	$ 0
Weighted-average remaining life (in years)									5 years 10 months 24 days	5 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									5 years 6 months
Restricted Stock Units
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards									787,586	355,944	986,314
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred									243,171	481,341
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture									$ 2,300	$ 1,400	$ 3,100
Restricted Stock Units | Teekay Tankers
Class of Stock [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture				$ 1,900	$ 1,700		$ 3,100
Restricted Stock Units | Common Class A | Teekay Tankers
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards				104,185	109,953		182,120
Restricted Stock Awards
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards									95,485	149,366	203,468
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred									19,097
Performance Shares
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards										489,443
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture										$ 5,700